PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 29,025
IFRS 16 adoption			145
Additions to property, plant and equipment	$ 214	$ 57	69
Acquisitions through business combinations			128
Items recognized through OCI
Foreign currency translation			350
Items recognized through net income
Depreciation			(400)
Ending balance	29,317		29,317
Other intangible assets	11		11	$ 11
Construction in progress	347		347	$ 388
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			24,679
IFRS 16 adoption			79
Additions to property, plant and equipment			57
Acquisitions through business combinations			0
Items recognized through OCI
Foreign currency translation			315
Items recognized through net income
Depreciation			(261)
Ending balance	24,869		24,869
Wind
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			3,860
IFRS 16 adoption			62
Additions to property, plant and equipment			8
Acquisitions through business combinations			128
Items recognized through OCI
Foreign currency translation			32
Items recognized through net income
Depreciation			(122)
Ending balance	3,968		3,968
Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			228
IFRS 16 adoption			0
Additions to property, plant and equipment			0
Acquisitions through business combinations			0
Items recognized through OCI
Foreign currency translation			1
Items recognized through net income
Depreciation			(7)
Ending balance	222		222
Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			258
IFRS 16 adoption			4
Additions to property, plant and equipment			4
Acquisitions through business combinations			0
Items recognized through OCI
Foreign currency translation			2
Items recognized through net income
Depreciation			(10)
Ending balance	$ 258		$ 258